UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2010

Item 1. Reports to Stockholders

Fidelity® Tactical Income
Central Fund

Semiannual Report

March 31, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-SANN-0510
1.807412.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Actual	.0022%	$ 1,000.00	$ 1,043.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 65.6%	U.S. Government and U.S. Government Agency Obligations 59.9%
AAA 6.8%	AAA 7.0%
AA 3.2%	AA 3.3%
A 10.7%	A 11.6%
BBB 15.8%	BBB 19.6%
BB and Below 3.1%	BB and Below 3.2%
Not Rated 0.3%	Not Rated 0.2%
Short-Term Investments and Net Other Assets† (5.5)%	Short-Term Investments and Net Other Assets† (4.8)%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Duration as of March 31, 2010
6 months ago
Years	4.3	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2010*		As of September 30, 2009**
	Corporate Bonds 27.5%		Corporate Bonds 32.3%
	U.S. Government and U.S. Government Agency Obligations 65.6%		U.S. Government and U.S. Government Agency Obligations 59.9%
	Asset-Backed Securities 3.1%		Asset-Backed Securities 3.1%
	CMOs and Other Mortgage Related Securities 8.9%		CMOs and Other Mortgage Related Securities 8.8%
	Municipal Bonds 0.3%		Municipal Bonds 0.4%
	Other Investments 0.1%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets† (5.5)%		Short-Term Investments and Net Other Assets† (4.8)%
* Foreign investments	5.6%	** Foreign investments	7.4%
* Futures and Swaps	6.8%	** Futures and Swaps	7.6%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments March 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 8,058,166
5.875% 3/15/11	12,095,000	12,583,481
		20,641,647
Diversified Consumer Services - 0.0%
Cornell University 5.45% 2/1/19	1,501,000	1,607,751
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	1,230,000	1,082,941
6.375% 6/15/14	4,750,000	5,198,315
		6,281,256
Media - 1.7%
Comcast Corp.:
4.95% 6/15/16	8,729,000	9,100,044
6.55% 7/1/39	9,750,000	10,089,866
COX Communications, Inc.:
6.25% 6/1/18 (c)	2,587,000	2,751,290
7.125% 10/1/12	8,325,000	9,304,528
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,980,000
8.25% 2/1/30	8,580,000	7,990,125
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,250,479
News America, Inc. 6.9% 3/1/19	1,462,000	1,661,507
Time Warner Cable, Inc.:
5% 2/1/20	3,470,000	3,421,354
5.85% 5/1/17	11,399,000	12,205,491
Time Warner, Inc. 6.2% 3/15/40	4,309,000	4,253,927
Viacom, Inc.:
6.125% 10/5/17	4,415,000	4,773,070
6.75% 10/5/37	2,840,000	2,972,750
		73,754,431
TOTAL CONSUMER DISCRETIONARY		102,285,085
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (c)	3,554,000	3,849,359
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC 5.2% 1/30/13	$ 1,445,000	$ 1,563,574
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	3,916,093
		9,329,026
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
6.036% 12/10/28	2,297,088	2,271,889
6.302% 6/1/37 (i)	6,880,000	6,501,600
		8,773,489
Food Products - 0.2%
Kraft Foods, Inc.:
5.375% 2/10/20	4,113,000	4,180,268
6.25% 6/1/12	2,845,000	3,113,494
		7,293,762
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	5,400,047
9.7% 11/10/18	4,681,000	5,755,893
Reynolds American, Inc.:
6.75% 6/15/17	6,865,000	7,352,992
7.25% 6/15/37	10,175,000	10,356,196
		28,865,128
TOTAL CONSUMER STAPLES		54,261,405
ENERGY - 2.8%
Energy Equipment & Services - 0.5%
BJ Services Co. 6% 6/1/18	6,710,000	7,256,892
DCP Midstream LLC:
5.35% 3/15/20 (c)	4,099,000	4,107,313
6.75% 9/15/37 (c)	3,320,000	3,439,769
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	5,211,980
		20,015,954
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp. 5.95% 9/15/16	12,818,000	13,964,839
Cenovus Energy, Inc. 6.75% 11/15/39 (c)	1,737,000	1,883,889
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,918,208
Duke Energy Field Services 7.875% 8/16/10	3,555,000	3,646,435
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	11,297,303
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	$ 1,694,000	$ 1,773,279
6.85% 1/15/40 (c)	6,094,000	6,567,156
Nakilat, Inc. 6.067% 12/31/33 (c)	5,890,000	5,360,430
Nexen, Inc.:
5.05% 11/20/13	1,847,000	1,985,252
5.875% 3/10/35	4,940,000	4,697,085
6.4% 5/15/37	3,510,000	3,538,164
Pemex Project Funding Master Trust 0.8517% 12/3/12 (c)(i)	4,130,000	4,088,700
Petro-Canada:
6.05% 5/15/18	1,960,000	2,110,165
6.8% 5/15/38	4,895,000	5,237,400
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	4,600,000	4,712,659
6.875% 1/20/40	10,220,000	10,548,931
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,328,000	2,443,499
5.5% 9/30/14 (c)	3,253,000	3,491,448
6.75% 9/30/19 (c)	2,130,000	2,380,940
Suncor Energy, Inc.:
6.1% 6/1/18	6,075,000	6,545,715
6.85% 6/1/39	1,734,000	1,868,421
		103,059,918
TOTAL ENERGY		123,075,872
FINANCIALS - 14.5%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,240,000	2,421,444
5.95% 1/18/18	4,700,000	4,930,996
6.15% 4/1/18	4,350,000	4,602,648
6.75% 10/1/37	7,750,000	7,740,266
7.5% 2/15/19	2,336,000	2,669,578
Janus Capital Group, Inc.:
6.125% 9/15/11 (b)	1,637,000	1,675,735
6.5% 6/15/12	5,900,000	6,102,630
JPMorgan Chase Capital XX 6.55% 9/29/36	23,561,000	22,110,114
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 2,362,000	$ 2,403,590
7.125% 5/15/15	8,210,000	8,620,475
Merrill Lynch & Co., Inc. 6.875% 4/25/18	7,894,000	8,507,119
Morgan Stanley:
0.5494% 1/9/14 (i)	18,765,000	17,941,048
4.1% 1/26/15	3,405,000	3,386,691
6% 5/13/14	5,080,000	5,487,096
6.625% 4/1/18	7,000,000	7,466,053
7.3% 5/13/19	3,747,000	4,139,719
UBS AG Stamford Branch 3.875% 1/15/15	6,800,000	6,708,424
		116,913,626
Commercial Banks - 2.6%
Bank of America NA:
5.3% 3/15/17	4,925,000	4,875,262
6% 10/15/36	3,915,000	3,622,581
Barclays Bank PLC:
5.125% 1/8/20	5,412,000	5,336,600
6.75% 5/22/19	4,585,000	5,072,353
BB&T Capital Trust IV 6.82% 6/12/77 (i)	1,009,000	952,244
Credit Suisse (Guernsey) Ltd. 5.86% (i)	6,010,000	5,634,375
Credit Suisse New York Branch:
5.4% 1/14/20	3,930,000	3,960,721
5.5% 5/1/14	4,438,000	4,830,461
6% 2/15/18	8,680,000	9,190,219
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (c)(i)	655,596	624,455
Discover Bank 8.7% 11/18/19	1,685,000	1,845,533
Export-Import Bank of Korea:
5.125% 2/14/11	11,295,000	11,580,571
5.25% 2/10/14 (c)	2,560,000	2,704,614
Fifth Third Bancorp:
4.5% 6/1/18	1,835,000	1,683,541
8.25% 3/1/38	1,756,000	1,845,113
HBOS PLC 6.75% 5/21/18 (c)	3,118,000	2,864,822
HSBC Holdings PLC:
0.4544% 10/6/16 (i)	737,000	718,680
6.5% 5/2/36	5,385,000	5,549,108
KeyBank NA 5.8% 7/1/14	2,399,000	2,453,556
Lloyds TSB Bank PLC 5.8% 1/13/20 (c)	3,590,000	3,502,720
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (c)(i)	$ 496,000	$ 482,982
Marshall & Ilsley Bank 4.85% 6/16/15	750,000	666,954
PNC Funding Corp.:
0.3888% 1/31/12 (i)	1,881,000	1,867,003
3.625% 2/8/15	2,760,000	2,776,535
6.7% 6/10/19	2,480,000	2,771,197
Regions Bank 6.45% 6/26/37	2,958,000	2,393,069
Regions Financial Corp. 7.75% 11/10/14	4,060,000	4,271,692
Santander Issuances SA Unipersonal:
0.631% 6/20/16 (c)(i)	736,027	707,965
5.805% 6/20/16 (c)(i)	5,630,000	5,617,473
Sovereign Bank 1.9588% 8/1/13 (i)	1,063,000	1,049,266
Standard Chartered Bank 6.4% 9/26/17 (c)	3,076,000	3,256,629
Wells Fargo & Co.:
3.625% 4/15/15	4,364,000	4,329,935
3.75% 10/1/14	5,360,000	5,424,926
		114,463,155
Consumer Finance - 0.6%
Capital One Bank USA NA 8.8% 7/15/19	5,080,000	6,137,951
Capital One Financial Corp. 5.7% 9/15/11	2,340,000	2,445,646
Discover Financial Services 10.25% 7/15/19	3,123,000	3,715,620
General Electric Capital Corp. 5.5% 1/8/20	8,392,000	8,562,064
SLM Corp.:
0.457% 3/15/11 (i)	555,000	541,371
0.4789% 10/25/11 (i)	1,810,000	1,721,210
0.5489% 1/27/14 (i)	1,095,000	947,358
5% 10/1/13	383,000	365,903
		24,437,123
Diversified Financial Services - 1.4%
Bank of America Corp. 5.75% 12/1/17	6,530,000	6,695,039
Citigroup, Inc.:
5.3% 10/17/12	2,369,000	2,488,154
5.5% 4/11/13	15,124,000	15,892,012
6.125% 11/21/17	2,300,000	2,365,941
6.125% 5/15/18	12,445,000	12,716,164
6.5% 8/19/13	1,131,000	1,219,232
8.5% 5/22/19	4,000,000	4,668,744
JPMorgan Chase & Co. 4.891% 9/1/15 (i)	6,010,000	6,047,779
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc. 5.5% 1/15/14 (c)	$ 4,295,000	$ 4,200,733
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,132,253
5.15% 3/15/20	1,651,000	1,630,366
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	2,500,000	2,387,500
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	284,000	266,756
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	1,534,000	1,449,630
		63,160,303
Insurance - 2.6%
Allstate Corp.:
6.2% 5/16/14	4,675,000	5,203,621
7.45% 5/16/19	3,571,000	4,190,433
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,856,063
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	11,559,000	11,212,230
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (c)	7,190,000	7,426,290
10.75% 6/15/88 (c)(i)	4,025,000	4,508,000
Lincoln National Corp. 7% 5/17/66 (i)	1,430,000	1,301,300
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	4,462,000	5,683,856
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (c)(i)	7,800,000	7,736,040
MetLife, Inc. 6.75% 6/1/16	3,550,000	3,982,585
Metropolitan Life Global Funding I:
5.125% 11/9/11 (c)	3,535,000	3,690,218
5.125% 6/10/14 (c)	3,155,000	3,341,732
Monumental Global Funding II 5.65% 7/14/11 (c)	3,425,000	3,566,740
New York Life Global Funding 4.65% 5/9/13 (c)	4,556,000	4,877,553
New York Life Insurance Co. 6.75% 11/15/39 (c)	3,240,000	3,549,637
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,200,000	2,207,850
Pacific Life Global Funding 5.15% 4/15/13 (c)	4,915,000	5,181,924
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	7,935,000	9,832,489
Prudential Financial, Inc.:
4.75% 9/17/15	6,617,000	6,810,666
7.375% 6/15/19	1,370,000	1,571,100
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(i)	9,370,000	8,729,963
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,519,391
		113,979,681
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc. 5.5% 1/15/12	$ 551,000	$ 580,574
Developers Diversified Realty Corp.:
4.625% 8/1/10	370,000	370,746
5% 5/3/10	3,280,000	3,284,818
5.25% 4/15/11	3,260,000	3,257,708
5.375% 10/15/12	1,825,000	1,822,963
7.5% 4/1/17	2,084,000	2,108,327
9.625% 3/15/16	3,458,000	3,868,164
Duke Realty LP 5.875% 8/15/12	565,000	588,480
Equity One, Inc.:
6% 9/15/17	3,010,000	2,913,659
6.25% 12/15/14	2,510,000	2,572,840
6.25% 1/15/17	2,250,000	2,219,513
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,708,900
5.9% 4/1/20	1,116,000	1,118,325
6% 7/15/12	1,635,000	1,747,280
6.2% 1/15/17	1,240,000	1,269,674
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	1,104,784
6.65% 1/15/18	2,745,000	2,760,959
UDR, Inc. 5.5% 4/1/14	4,750,000	4,864,383
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,567,145
Washington (REIT) 5.95% 6/15/11	5,375,000	5,506,419
		46,235,661
Real Estate Management & Development - 2.7%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,955,861
6.3% 6/1/13	4,580,000	4,841,541
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	9,483,518
5.7% 5/1/17	506,000	480,239
5.75% 4/1/12	2,319,000	2,382,276
Colonial Properties Trust:
4.8% 4/1/11	401,000	394,921
5.5% 10/1/15	16,890,000	16,048,844
Duke Realty LP:
5.4% 8/15/14	5,025,000	5,088,531
5.5% 3/1/16	3,680,000	3,597,115
5.625% 8/15/11	2,450,000	2,538,514
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 1,305,000	$ 1,283,017
6.25% 5/15/13	3,384,000	3,572,353
6.5% 1/15/18	4,735,000	4,734,773
ERP Operating LP:
5.5% 10/1/12	5,613,000	5,949,157
6.625% 3/15/12	1,125,000	1,210,585
Liberty Property LP:
5.5% 12/15/16	3,150,000	3,053,478
6.625% 10/1/17	3,020,000	3,054,830
Mack-Cali Realty LP:
5.05% 4/15/10	4,605,000	4,607,722
7.75% 2/15/11	525,000	548,910
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,610,485
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,474,600
6% 3/31/16	1,240,000	1,218,653
Simon Property Group LP:
4.2% 2/1/15	1,628,000	1,632,133
4.6% 6/15/10	1,529,000	1,539,160
4.875% 8/15/10	9,675,000	9,798,056
5.1% 6/15/15	2,362,000	2,425,840
6.75% 2/1/40	3,934,000	3,913,386
Tanger Properties LP 6.15% 11/15/15	6,300,000	6,538,175
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (c)	5,100,000	5,532,133
		116,508,806
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
5.65% 5/1/18	12,973,000	13,124,395
6.5% 8/1/16	5,000,000	5,404,975
7.375% 5/15/14	4,040,000	4,543,146
7.625% 6/1/19	1,085,000	1,241,091
First Niagara Financial Group, Inc. 6.75% 3/19/20	2,332,000	2,356,612
Independence Community Bank Corp.:
2.0706% 4/1/14 (i)	2,870,000	2,818,108
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.: - continued
2.331% 6/20/13 (i)	$ 1,349,000	$ 1,341,123
4.9% 9/23/10	8,645,000	8,780,545
		39,609,995
TOTAL FINANCIALS		635,308,350
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,302,000	3,520,771
6.25% 6/15/14	1,955,000	2,166,009
7.25% 6/15/19	1,266,000	1,465,639
		7,152,419
INDUSTRIALS - 0.7%
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	314,671	314,671
Continental Airlines, Inc.:
6.545% 8/2/20	830,898	847,516
6.648% 3/15/19	2,156,510	2,160,823
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	5,742,983	5,764,519
7.57% 11/18/10	6,500,000	6,581,250
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,932,474	1,652,265
8.36% 7/20/20	9,057,130	8,649,559
		25,970,603
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	445,000	430,054
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,756,000	2,676,765
TOTAL INDUSTRIALS		29,077,422
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 4,712,000	$ 5,078,589
6.55% 10/1/17	3,985,000	4,384,241
		9,462,830
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,088,416
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.507% 6/15/10 (i)	2,015,000	2,012,626
TOTAL INFORMATION TECHNOLOGY		14,563,872
MATERIALS - 0.9%
Chemicals - 0.5%
Dow Chemical Co.:
7.6% 5/15/14	12,815,000	14,629,501
8.55% 5/15/19	4,205,000	5,086,961
		19,716,462
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/19 (c)	894,000	1,138,699
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	4,620,000	5,043,266
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	5,550,000	6,100,527
7.125% 7/15/28	4,886,000	5,592,775
		17,875,267
TOTAL MATERIALS		37,591,729
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 6.8% 5/15/36	6,735,000	7,121,030
BellSouth Capital Funding Corp. 7.875% 2/15/30	5,850,000	6,799,250
Deutsche Telekom International Financial BV:
5.25% 7/22/13	3,305,000	3,544,087
5.875% 8/20/13	4,795,000	5,229,154
Sprint Capital Corp.:
6.875% 11/15/28	4,699,000	3,782,695
7.625% 1/30/11	3,420,000	3,518,325
Telecom Italia Capital SA 5.25% 10/1/15	7,199,000	7,370,999
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
5.855% 2/4/13	$ 1,456,000	$ 1,583,139
5.877% 7/15/19	1,533,000	1,641,898
6.221% 7/3/17	1,511,000	1,657,062
		42,247,639
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (c)	4,347,000	4,541,372
5.875% 10/1/19 (c)	5,356,000	5,573,925
6.35% 3/15/40 (c)	1,571,000	1,559,472
Sprint Nextel Corp. 6% 12/1/16	15,074,000	13,604,285
Vodafone Group PLC 5.625% 2/27/17	1,292,000	1,382,533
		26,661,587
TOTAL TELECOMMUNICATION SERVICES		68,909,226
UTILITIES - 3.0%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,371,368
Commonwealth Edison Co. 5.4% 12/15/11	7,134,000	7,587,701
Ohio Power Co. 0.4306% 4/5/10 (i)	2,153,000	2,153,000
Oncor Electric Delivery Co. 6.375% 5/1/12	9,388,000	10,151,864
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,025,746
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,191,066
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	9,760,000	8,515,600
Progress Energy, Inc. 6% 12/1/39	3,263,000	3,180,250
		46,176,595
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	2,848,691
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,476,217
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	12,528,931
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,193,788
6.5% 5/1/18	5,340,000	5,690,048
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,267,200
		27,156,184
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
6.3% 9/30/66 (i)	$ 11,997,000	$ 11,337,165
7.5% 6/30/66 (i)	5,100,000	5,125,500
National Grid PLC 6.3% 8/1/16	12,875,000	14,315,828
NiSource Finance Corp.:
5.4% 7/15/14	1,450,000	1,529,119
5.45% 9/15/20	2,285,000	2,264,933
6.15% 3/1/13	3,565,000	3,885,871
6.4% 3/15/18	8,263,000	8,859,679
7.875% 11/15/10	1,705,000	1,770,407
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	9,090,000	8,635,500
		57,724,002
TOTAL UTILITIES		133,905,472
TOTAL NONCONVERTIBLE BONDS (Cost $1,154,171,863)		1,206,130,852
U.S. Government and Government Agency Obligations - 36.7%

U.S. Government Agency Obligations - 3.2%
Fannie Mae 2.75% 3/13/14	46,450,000	47,281,548
Freddie Mac:
1.625% 4/15/13	54,408,000	54,092,162
2.5% 4/23/14	19,600,000	19,759,858
4.5% 7/15/13	7,000,000	7,570,143
Tennessee Valley Authority 5.25% 9/15/39	13,750,000	13,517,096
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		142,220,807
U.S. Treasury Inflation Protected Obligations - 5.6%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	66,628,900	67,979,183
2% 1/15/14	4,104,030	4,362,939
2.375% 1/15/17 (f)	95,704,880	103,537,326
2.625% 7/15/17	62,615,400	69,071,611
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		244,951,059
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 27.9%
U.S. Treasury Bonds 4.375% 11/15/39	$ 119,677,000	$ 113,169,563
U.S. Treasury Notes:
0.75% 11/30/11	112,170,000	112,016,664
0.875% 2/29/12	210,748,000	210,311,752
2.375% 2/28/15	52,669,000	52,302,950
2.625% 7/31/14	374,890,000	379,957,005
2.75% 10/31/13	292,385,000	300,836,681
3.375% 11/15/19	58,904,000	56,837,765
TOTAL U.S. TREASURY OBLIGATIONS		1,225,432,380
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,600,601,577)		1,612,604,246
U.S. Government Agency - Mortgage Securities - 28.3%

Fannie Mae - 23.5%
2.101% 4/1/36 (i)	2,840,984	2,920,430
2.154% 9/1/33 (i)	1,018,782	1,037,400
2.234% 1/1/35 (i)	2,898,997	2,985,906
2.251% 5/1/34 (i)	2,186,329	2,228,034
2.285% 12/1/34 (i)	278,244	285,713
2.382% 3/1/35 (i)	146,811	151,139
2.63% 3/1/35 (i)	729,473	756,583
2.787% 8/1/35 (i)	1,054,967	1,097,854
2.79% 7/1/34 (i)	143,612	148,765
2.799% 10/1/33 (i)	154,160	160,493
2.823% 8/1/36 (i)	3,302,326	3,436,371
2.869% 6/1/34 (i)	989,273	1,026,698
2.938% 7/1/35 (i)	497,080	515,395
3.001% 4/1/35 (i)	9,236,141	9,575,607
3.092% 5/1/35 (i)	410,435	428,749
3.172% 3/1/35 (i)	108,681	112,710
3.251% 7/1/35 (i)	341,311	354,394
3.265% 9/1/34 (i)	220,692	227,856
3.38% 7/1/35 (i)	752,627	778,591
3.396% 10/1/35 (i)	1,411,315	1,459,219
3.411% 11/1/36 (i)	2,753,589	2,856,709
3.441% 3/1/37 (i)	2,451,721	2,539,995
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.444% 7/1/35 (i)	$ 2,706,471	$ 2,783,401
3.47% 4/1/35 (i)	638,955	664,301
3.52% 9/1/35 (i)	4,072,739	4,228,066
3.61% 5/1/33 (i)	47,518	49,055
3.673% 4/1/36 (i)	3,792,935	3,970,434
3.699% 3/1/35 (i)	340,384	354,792
4% 4/1/25 (d)	30,000,000	30,426,864
4% 4/1/25 (d)	8,000,000	8,113,830
4% 4/1/25 (d)	2,000,000	2,028,458
4% 4/1/40 (d)	10,000,000	9,694,374
4.037% 4/1/36 (i)	8,394,192	8,753,497
4.093% 5/1/36 (i)	1,020,966	1,062,150
4.174% 2/1/35 (i)	5,636,826	5,866,528
4.278% 6/1/36 (i)	375,766	389,188
4.294% 10/1/37 (i)	83,853	87,215
4.5% 4/1/23 to 3/1/40	140,373,414	140,819,597
4.5% 4/1/25 (d)	12,000,000	12,440,867
4.5% 4/1/40 (d)(e)	3,000,000	3,005,147
4.604% 5/1/35 (i)	9,179,280	9,514,452
4.663% 5/1/35 (i)	5,493,513	5,740,870
4.686% 7/1/35 (i)	2,304,233	2,406,117
4.8% 2/1/36 (i)	9,569,478	10,030,156
4.805% 9/1/35 (i)	16,223,667	16,778,163
4.813% 9/1/35 (i)	3,828,722	3,999,153
5% 2/1/18 to 2/1/40	106,354,405	110,167,062
5% 4/1/25 (d)	21,100,000	22,249,205
5% 4/1/40 (d)	12,000,000	12,375,032
5% 4/1/40 (d)(e)	21,000,000	21,656,307
5% 4/1/40 (d)	12,000,000	12,375,032
5% 4/1/40 (d)	3,000,000	3,093,758
5% 4/1/40 (d)	17,000,000	17,531,296
5% 6/1/40 (d)	22,000,000	22,514,826
5.023% 3/1/36 (i)	1,863,184	1,948,929
5.145% 5/1/35 (i)	3,065,233	3,129,638
5.496% 7/1/37 (i)	906,270	946,771
5.5% 3/1/16 to 3/1/40	157,661,148	167,200,188
5.5% 4/1/34	211,031	223,384
5.5% 3/1/40 (d)	2,000,000	2,110,743
5.5% 4/1/40 (d)(e)	20,000,000	21,072,278
5.5% 4/1/40 (d)(e)	19,000,000	20,018,664
5.5% 5/1/40 (d)(e)	9,000,000	9,445,963
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 5/1/40 (d)(e)	$ 11,000,000	$ 11,545,065
5.592% 3/1/36 (i)	1,575,193	1,651,704
5.686% 3/1/36 (i)	3,548,474	3,705,977
6% 8/1/11 to 7/1/37	42,693,536	46,160,640
6% 4/1/40 (d)(e)	12,250,000	13,010,176
6% 5/1/40 (d)(e)	8,000,000	8,529,254
6% 5/1/40 (d)	12,250,000	13,060,421
6% 5/1/40 (d)(e)	46,000,000	49,043,213
6% 5/1/40 (d)	2,000,000	2,132,314
6% 5/1/40 (d)	21,000,000	22,389,293
6% 6/1/40 (d)	17,000,000	18,068,885
6% 6/1/40 (d)	2,000,000	2,125,751
6.5% 2/1/12 to 9/1/38	23,970,515	26,131,260
6.5% 4/1/40 (d)(e)	14,000,000	15,172,812
6.5% 4/1/40 (d)(e)	7,000,000	7,586,406
6.5% 5/1/40 (d)(e)	7,000,000	7,559,336
6.5% 5/1/40 (d)(e)	7,000,000	7,559,336
7% 4/1/10 to 6/1/32	5,928,201	6,587,978
7.5% 2/1/22 to 11/1/31	3,099,442	3,400,723
8% 6/1/29	1,577	1,750
11.5% 11/1/15	1,427	1,451
TOTAL FANNIE MAE		1,031,774,107
Freddie Mac - 2.1%
2.551% 7/1/36 (i)	935,703	963,566
2.624% 1/1/35 (i)	186,493	193,502
2.823% 3/1/35 (i)	226,276	234,746
2.981% 8/1/35 (i)	6,698,711	6,978,437
3.146% 5/1/35 (i)	2,037,340	2,112,601
3.254% 4/1/35 (i)	692,499	718,505
3.295% 1/1/35 (i)	241,741	251,641
3.366% 1/1/36 (i)	5,440,234	5,656,860
3.938% 6/1/35 (i)	327,282	340,011
4% 4/1/25 (d)	4,000,000	4,057,540
4.598% 4/1/35 (i)	1,477,389	1,515,742
4.612% 5/1/35 (i)	1,763,000	1,830,246
4.637% 4/1/35 (i)	5,423,875	5,613,380
4.733% 7/1/35 (i)	2,324,022	2,391,912
4.782% 2/1/36 (i)	3,931,080	4,110,286
5% 11/1/33 to 9/1/39	10,985,825	11,362,926
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 4/1/40 (d)(e)	$ 5,500,000	$ 5,807,767
5.588% 10/1/35 (i)	337,356	354,487
6% 7/1/37	328,421	353,728
6% 4/10/40 (d)	10,000,000	10,726,802
6% 4/10/40 (d)	7,000,000	7,508,761
6% 4/10/40 (d)	7,500,000	8,045,102
6.5% 4/1/40 (d)	7,000,000	7,607,188
7.5% 11/1/16 to 6/1/32	1,391,907	1,526,171
8% 7/1/25 to 10/1/27	42,134	46,652
8.5% 2/1/19 to 8/1/22	7,991	8,960
12% 11/1/19	6,490	7,253
TOTAL FREDDIE MAC		90,324,772
Government National Mortgage Association - 2.7%
4% 4/1/40 (d)	7,000,000	6,849,500
4% 4/1/40 (d)(e)	15,000,000	14,677,500
4% 4/1/40 (d)	2,000,000	1,957,000
4% 4/1/40 (d)	10,000,000	9,785,000
4.5% 4/1/40 (d)	9,000,000	9,077,344
4.5% 4/1/40 (d)	7,000,000	7,060,157
4.5% 4/1/40 (d)	19,000,000	19,163,282
4.5% 4/1/40 (d)	10,000,000	10,085,938
5.5% 11/20/33 to 12/15/38	20,514,249	21,776,939
5.5% 4/1/40 (d)	1,000,000	1,057,208
5.5% 4/1/40 (d)	1,000,000	1,057,208
5.5% 4/1/40 (d)	2,000,000	2,114,415
6% 9/15/10	153	166
6.5% 12/15/23 to 12/15/32	5,154,269	5,657,055
7% 6/15/24 to 9/15/32	5,300,875	5,870,333
7.5% 3/15/22 to 8/15/28	1,578,723	1,726,841
8% 4/15/24 to 12/15/25	101,692	111,719
8.5% 8/15/29 to 11/15/31	192,681	216,038
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		118,243,643
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,220,569,783)		1,240,342,522
Asset-Backed Securities - 3.1%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7161% 4/25/35 (i)	$ 1,184,452	$ 701,870
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9961% 2/25/34 (i)	83,778	79,248
Series 2005-HE2 Class M2, 0.6961% 4/25/35 (i)	147,396	130,815
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2698% 9/20/13 (i)	689,337	674,504
Series 2006-C1 Class C1, 0.7198% 10/20/14 (i)	117,196	2,564
Series 2007-A4 Class A4, 0.2698% 4/22/13 (i)	613,585	600,383
Airspeed Ltd. Series 2007-1A Class C1, 2.73% 6/15/32 (c)(i)	4,790,380	2,131,719
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (c)(i)	211,897	211,818
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,880,000	1,908,508
Class A4, 3% 10/15/15 (c)	1,860,000	1,902,909
Ally Master Owner Trust Series 2010-1 Class A, 1.9784% 1/15/15 (c)(i)	8,610,000	8,653,314
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9461% 12/25/33 (i)	71,193	45,476
Series 2004-R2 Class M3, 0.7961% 4/25/34 (i)	99,821	10,758
Series 2005-R2 Class M1, 0.6961% 4/25/35 (i)	1,342,000	997,178
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6188% 3/1/34 (i)	31,145	22,566
Series 2006-W4 Class A2C, 0.4061% 5/25/36 (i)	981,352	326,444
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0711% 4/25/34 (i)	5,055,000	3,102,479
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (c)	3,600,000	3,748,016
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	3,000,000	3,045,249
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (i)	1,426,652	1,355,319
C-BASS Trust Series 2006-CB7 Class A2, 0.3061% 10/25/36 (i)	144,791	139,413
Capital Auto Receivables Asset Trust Series 2007-SN2 Class A4, 1.26% 5/16/11 (c)(i)	6,141,735	6,152,010
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,700,000	2,810,456
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.52% 4/15/13 (c)(i)	1,890,000	1,883,460
Capital Trust Ltd. Series 2004-1 Class A2, 0.6898% 7/20/39 (c)(i)	280,000	33,600
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5461% 7/25/36 (i)	$ 742,000	$ 149,126
Series 2007-RFC1 Class A3, 0.3861% 12/25/36 (i)	1,172,000	397,083
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4198% 5/20/17 (c)(i)	113,423	101,334
Series 2005-1A Class A1, 4.67% 5/20/17 (c)	387,469	363,483
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (c)	8,000,000	7,996,633
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	114,366	114,372
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	16,880,000	16,978,093
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5161% 5/25/37 (i)	498,000	19,920
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2161% 4/25/34 (i)	103,878	27,132
Series 2004-4 Class M2, 1.0411% 6/25/34 (i)	382,121	134,243
Series 2005-3 Class MV1, 0.6661% 8/25/35 (i)	1,003,685	901,617
Series 2005-AB1 Class A2, 0.4561% 8/25/35 (i)	160,204	147,340
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (c)	894,145	906,636
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	1,228,500
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6497% 5/28/35 (i)	25,289	21,665
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4211% 8/25/34 (i)	189,000	67,468
Series 2006-3 Class 2A3, 0.4061% 11/25/36 (i)	2,926,000	933,865
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0711% 3/25/34 (i)	11,795	2,907
Series 2006-FF12 Class A2, 0.2861% 9/25/36 (i)	35,297	34,945
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	2,860,000	2,986,978
Series 2009-D:
Class A3, 2.17% 10/15/13	2,300,000	2,334,780
Class A4, 2.98% 8/15/14	2,100,000	2,158,451
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.78% 6/15/13 (i)	502,000	485,176
Series 2010-1 Class A, 1.88% 12/15/14 (c)(i)	8,300,000	8,337,870
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7361% 1/25/35 (i)	1,317,000	442,335
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust Series 2005-A: - continued
Class M4, 0.9261% 1/25/35 (i)	$ 236,000	$ 32,781
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (c)(i)	1,531,000	995,150
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	2,216,340	1,662,255
GE Business Loan Trust Series 2003-1 Class A, 0.66% 4/15/31 (c)(i)	203,243	178,853
GSAMP Trust Series 2004-AR1 Class M1, 0.8961% 6/25/34 (i)	1,426,000	892,504
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3261% 5/25/30 (c)(i)	429,082	107,271
Series 2006-3:
Class B, 0.6461% 9/25/46 (c)(i)	402,000	76,380
Class C, 0.7961% 9/25/46 (c)(i)	992,000	138,880
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5661% 8/25/33 (i)	1,060,370	568,830
Series 2003-3 Class M1, 1.5361% 8/25/33 (i)	557,342	390,858
Series 2003-5 Class A2, 0.9461% 12/25/33 (i)	21,396	11,159
Series 2005-5 Class 2A2, 0.4961% 11/25/35 (i)	118,894	114,992
Series 2006-1 Class 2A3, 0.4711% 4/25/36 (i)	1,257,502	1,184,078
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5298% 3/20/36 (i)	579,688	348,795
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4361% 1/25/37 (i)	805,000	284,010
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,380,000	2,414,770
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3761% 11/25/36 (i)	808,000	659,003
Class MV1, 0.4761% 11/25/36 (i)	656,000	242,095
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6178% 12/27/29 (i)	570,725	468,462
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 1.3711% 7/25/33 (i)	4,560,268	2,916,233
Series 2004-2 Class M2, 1.3261% 6/25/34 (i)	146,641	103,830
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.5061% 10/25/36 (i)	292,000	9,496
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8961% 7/25/34 (i)	75,970	54,595
Series 2006-FM1 Class A2B, 0.3561% 4/25/37 (i)	1,227,617	1,076,606
Series 2006-OPT1 Class A1A, 0.5061% 6/25/35 (i)	1,080,294	616,562
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5861% 8/25/34 (i)	37,283	29,030
Series 2005-NC1 Class M1, 0.6861% 1/25/35 (i)	260,000	84,107
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	$ 4,120,000	$ 741,600
Series 2006-3 Class A1, 0.2761% 9/25/19 (i)	109,883	109,402
Series 2006-4 Class A1, 0.2761% 3/25/25 (i)	370,130	364,293
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7561% 9/25/35 (i)	928,000	386,828
Series 2005-D Class M2, 0.7161% 2/25/36 (i)	193,000	19,860
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3661% 3/25/36 (i)	142,989	139,698
Ocala Funding LLC Series 2006-1A Class A, 1.6398% 3/20/11 (a)(c)(i)	765,000	283,050
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4961% 9/25/34 (i)	346,000	96,995
Class M4, 1.6961% 9/25/34 (i)	444,000	63,554
Series 2005-WCH1:
Class M2, 0.7661% 1/25/35 (i)	501,000	394,015
Class M3, 0.8061% 1/25/35 (i)	311,000	119,025
Class M4, 1.0761% 1/25/35 (i)	959,000	161,350
Series 2005-WHQ2 Class M7, 1.4961% 5/25/35 (i)	1,682,000	24,110
Providian Master Note Trust Series 2006-C1A Class C1, 0.78% 3/16/15 (c)(i)	1,401,000	1,389,099
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	512,210	426,443
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3161% 2/25/37 (i)	461,880	447,205
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0461% 4/25/33 (i)	3,323	1,930
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0411% 3/25/35 (i)	3,392,061	2,183,506
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (c)(i)	509,384	473,452
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (i)	827,000	125,601
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3961% 9/25/34 (i)	50,666	10,834
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3361% 6/25/37 (i)	1,224,309	1,032,363
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.33% 6/15/12 (i)	1,868,000	1,865,229
Class B, 0.45% 6/15/12 (i)	4,350,000	4,335,956
Class C, 0.73% 6/15/12 (i)	2,595,000	2,584,067
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1061% 9/25/34 (i)	18,730	13,677
Asset-Backed Securities - continued
	Principal Amount	Value
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6% 6/15/12 (i)	$ 2,385,000	$ 2,360,825
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.73% 8/15/15 (c)(i)	4,550,000	4,488,106
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	4,765,000	4,873,535
Series 2007-A5A Class A5, 0.98% 10/15/14 (c)(i)	650,000	650,565
Series 2007-C1 Class C1, 0.63% 5/15/14 (c)(i)	2,771,000	2,768,759
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (c)(i)	2,326,549	535,106
TOTAL ASSET-BACKED SECURITIES (Cost $153,553,634)		137,073,651
Collateralized Mortgage Obligations - 2.5%

Private Sponsor - 1.9%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (c)(i)	928,616	383,635
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (i)	865,000	203,389
Class C, 5.6986% 4/10/49 (i)	2,315,000	517,568
Class D, 5.6986% 4/10/49 (i)	1,160,000	219,574
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 3.8529% 3/25/34 (i)	38,728	33,402
Series 2005-E Class 2A7, 4.6133% 6/25/35 (i)	3,890,000	3,001,457
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (c)(i)(j)	31,038,972	2,408,624
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5261% 1/25/35 (i)	3,103,966	2,342,655
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7046% 2/25/37 (i)	685,394	609,580
Series 2007-A2 Class 2A1, 3.5637% 7/25/37 (i)	1,211,880	1,127,925
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6461% 5/25/33 (i)	16,222	15,541
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5479% 11/25/34 (i)	1,458,909	1,371,426
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3274% 9/19/36 (i)	119,951	116,927
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (c)(i)	1,858,000	1,784,052
Class C2, 0.7213% 10/18/54 (c)(i)	623,000	575,777
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A: - continued
Class M2, 0.5013% 10/18/54 (c)(i)	$ 1,068,000	$ 1,019,940
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (c)(i)	1,594,000	1,468,106
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (c)(i)	2,024,000	1,933,851
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8398% 12/20/54 (c)(i)	7,007,000	2,487,485
Series 2006-2 Class C1, 0.7098% 12/20/54 (i)	11,874,000	4,512,120
Series 2006-3 Class C2, 0.7398% 12/20/54 (i)	730,000	255,500
Series 2006-4:
Class B1, 0.3298% 12/20/54 (i)	1,954,000	1,397,110
Class C1, 0.6198% 12/20/54 (i)	1,195,000	448,125
Class M1, 0.4098% 12/20/54 (i)	515,000	328,219
Series 2007-1:
Class 1C1, 0.5398% 12/20/54 (i)	1,207,000	458,660
Class 1M1, 0.3898% 12/20/54 (i)	785,000	471,000
Class 2C1, 0.6698% 12/20/54 (i)	2,126,000	807,880
Class 2M1, 0.4898% 12/20/54 (i)	4,428,000	2,656,800
Series 2007-2 Class 2C1, 0.6603% 12/17/54 (i)	1,397,000	516,890
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.1488% 1/20/44 (i)	2,564,032	2,009,387
Class 1C, 2.6988% 1/20/44 (i)	279,947	156,097
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.2382% 4/25/35 (i)	2,059,288	1,727,690
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4574% 5/19/35 (i)	260,090	152,027
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9861% 3/25/35 (i)	139,441	45,538
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4561% 5/25/47 (i)	808,129	335,392
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4161% 2/25/37 (i)	1,072,361	582,253
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4% 6/15/22 (c)(i)	128,000	96,000
Class C, 0.42% 6/15/22 (c)(i)	828,000	538,200
Class D, 0.43% 6/15/22 (c)(i)	318,000	174,900
Class E, 0.44% 6/15/22 (c)(i)	509,000	264,680
Class F, 0.47% 6/15/22 (c)(i)	919,000	431,930
Class G, 0.54% 6/15/22 (c)(i)	191,000	85,950
Class H, 0.56% 6/15/22 (c)(i)	382,000	152,800
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class J, 0.6% 6/15/22 (c)(i)	$ 446,000	$ 156,100
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	8,450,000	8,835,855
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5361% 7/25/35 (i)	4,187,123	3,240,224
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5461% 3/25/37 (i)	1,589,000	97,094
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (i)	1,334,000	1,315,627
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.924% 10/25/35 (i)	2,843,103	2,245,219
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.58% 7/10/35 (c)(i)	678,867	321,036
Series 2004-A:
Class B4, 1.43% 2/10/36 (c)(i)	439,704	230,581
Class B5, 1.93% 2/10/36 (c)(i)	293,136	155,274
Series 2004-B:
Class B4, 1.33% 2/10/36 (c)(i)	199,265	102,422
Class B5, 1.78% 2/10/36 (c)(i)	145,803	64,883
Series 2004-C:
Class B4, 1.18% 9/10/36 (c)(i)	263,959	129,762
Class B5, 1.58% 9/10/36 (c)(i)	296,107	130,495
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	810,197	807,652
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6961% 6/25/33 (c)(i)	178,243	148,968
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,630,000	4,387,411
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (i)	27,553	13,872
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (i)	2,128,000	1,147,409
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3261% 9/25/46 (i)	615	606
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12:
Class 2A5, 3.0494% 7/25/35 (i)	2,825,000	2,571,827
Class 2A6, 3.0494% 7/25/35 (i)	2,303,055	2,101,427
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 3.2564% 3/25/35 (i)	$ 1,190,213	$ 1,059,346
Series 2006-AR8 Class 3A1, 5.2166% 4/25/36 (i)	14,871,972	12,917,753
TOTAL PRIVATE SPONSOR		82,406,905
U.S. Government Agency - 0.6%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	6,614,782	7,412,030
Series 1999-57 Class PH, 6.5% 12/25/29	4,842,390	5,404,257
Series 2006-45 Class OP, 6/25/36 (k)	2,705,371	2,241,356
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4961% 10/25/35 (i)	8,162,309	8,087,732
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2006-15 Class OP, 3/25/36 (k)	2,922,957	2,327,174
Series 2731 Class PU, 4.5% 5/15/26	2,092,715	2,118,961
TOTAL U.S. GOVERNMENT AGENCY		27,591,510
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,119,799)		109,998,415
Commercial Mortgage Securities - 7.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.2255% 2/14/43 (i)(j)	18,324,932	657,979
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (i)	5,450,000	5,338,117
Series 2006-5:
Class A2, 5.317% 9/10/47	5,445,000	5,663,530
Class A3, 5.39% 9/10/47	3,670,000	3,819,901
Series 2007-3 Class A3, 5.6579% 6/10/49 (i)	8,000,000	8,317,958
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7% 3/15/22 (c)(i)	400,000	304,000
Class G, 0.76% 3/15/22 (c)(i)	259,000	181,300
Series 2006-BIX1:
Class F, 0.54% 10/15/19 (c)(i)	1,030,000	700,400
Class G, 0.56% 10/15/19 (c)(i)	702,000	407,160
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0961% 12/25/33 (c)(i)	$ 53,486	$ 29,417
Series 2004-1:
Class A, 0.6061% 4/25/34 (c)(i)	766,113	582,246
Class B, 2.1461% 4/25/34 (c)(i)	85,205	39,620
Class M1, 0.8061% 4/25/34 (c)(i)	69,138	43,902
Class M2, 1.4461% 4/25/34 (c)(i)	62,078	32,901
Series 2004-2:
Class A, 0.6761% 8/25/34 (c)(i)	1,503,087	1,157,377
Class M1, 0.8261% 8/25/34 (c)(i)	128,500	74,530
Series 2004-3:
Class A1, 0.6161% 1/25/35 (c)(i)	1,219,557	890,277
Class A2, 0.6661% 1/25/35 (c)(i)	389,116	247,088
Class M1, 0.7461% 1/25/35 (c)(i)	447,237	245,980
Class M2, 1.2461% 1/25/35 (c)(i)	284,366	133,652
Series 2005-2A:
Class A1, 0.5561% 8/25/35 (c)(i)	895,084	605,972
Class M1, 0.6761% 8/25/35 (c)(i)	66,232	31,891
Class M2, 0.7261% 8/25/35 (c)(i)	109,757	49,676
Class M3, 0.7461% 8/25/35 (c)(i)	60,555	25,797
Class M4, 0.8561% 8/25/35 (c)(i)	55,824	22,319
Series 2005-3A:
Class A1, 0.5661% 11/25/35 (c)(i)	489,148	363,192
Class A2, 0.6461% 11/25/35 (c)(i)	317,382	198,364
Class M2, 0.7361% 11/25/35 (c)(i)	69,219	31,820
Class M3, 0.7561% 11/25/35 (c)(i)	62,041	26,938
Class M4, 0.8461% 11/25/35 (c)(i)	77,423	31,612
Series 2005-4A:
Class A2, 0.6361% 1/25/36 (c)(i)	1,131,576	712,893
Class B1, 1.6461% 1/25/36 (c)(i)	92,137	28,563
Class M1, 0.6961% 1/25/36 (c)(i)	365,238	182,619
Class M2, 0.7161% 1/25/36 (c)(i)	109,240	50,251
Class M3, 0.7461% 1/25/36 (c)(i)	159,999	68,799
Class M4, 0.8561% 1/25/36 (c)(i)	83,310	31,658
Class M5, 0.8961% 1/25/36 (c)(i)	83,310	29,158
Class M6, 0.9461% 1/25/36 (c)(i)	88,827	28,425
Series 2006-1:
Class A2, 0.6061% 4/25/36 (c)(i)	174,154	102,629
Class M6, 0.8861% 4/25/36 (c)(i)	58,621	19,046
Series 2006-2A:
Class A1, 0.4761% 7/25/36 (c)(i)	1,753,253	1,190,634
Class A2, 0.5261% 7/25/36 (c)(i)	157,995	97,957
Class B3, 2.9461% 7/25/36 (c)(i)	84,509	23,367
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class M1, 0.5561% 7/25/36 (c)(i)	$ 165,956	$ 73,651
Class M2, 0.5761% 7/25/36 (c)(i)	116,965	48,330
Class M3, 0.5961% 7/25/36 (c)(i)	91,857	35,237
Class M4, 0.6661% 7/25/36 (c)(i)	61,851	22,316
Class M5, 0.7161% 7/25/36 (c)(i)	75,935	25,932
Class M6, 0.7861% 7/25/36 (c)(i)	120,639	39,461
Series 2006-3A:
Class B1, 1.0461% 10/25/36 (c)(i)	97,436	16,564
Class B3, 2.8461% 10/25/36 (c)(i)	114,645	17,197
Class M4, 0.6761% 10/25/36 (c)(i)	107,951	28,607
Class M5, 0.7261% 10/25/36 (c)(i)	136,691	32,806
Class M6, 0.8061% 10/25/36 (c)(i)	267,073	53,415
Series 2006-4A:
Class A1, 0.4761% 12/25/36 (c)(i)	982,532	661,833
Class A2, 0.5161% 12/25/36 (c)(i)	2,191,431	1,057,585
Class B1, 0.9461% 12/25/36 (c)(i)	72,245	16,046
Class B3, 2.6961% 12/25/36 (c)(i)	125,551	23,591
Class M1, 0.5361% 12/25/36 (c)(i)	158,251	53,441
Class M2, 0.5561% 12/25/36 (c)(i)	100,455	31,563
Class M3, 0.5861% 12/25/36 (c)(i)	101,831	30,091
Class M4, 0.6461% 12/25/36 (c)(i)	121,784	33,929
Class M5, 0.6861% 12/25/36 (c)(i)	112,152	29,373
Class M6, 0.7661% 12/25/36 (c)(i)	100,455	24,380
Series 2007-1:
Class A2, 0.5161% 3/25/37 (c)(i)	419,510	251,706
Class B1, 0.9161% 3/25/37 (c)(i)	129,640	24,632
Class B2, 1.3961% 3/25/37 (c)(i)	93,953	15,032
Class B3, 3.5961% 3/25/37 (c)(i)	267,292	34,748
Class M1, 0.5161% 3/25/37 (c)(i)	112,889	45,156
Class M2, 0.5361% 3/25/37 (c)(i)	84,485	29,570
Class M3, 0.5661% 3/25/37 (c)(i)	75,016	23,255
Class M5, 0.6661% 3/25/37 (c)(i)	93,953	23,488
Class M6, 0.7461% 3/25/37 (c)(i)	131,825	29,002
Series 2007-2A:
Class A1, 0.5161% 7/25/37 (c)(i)	1,554,966	1,049,602
Class A2, 0.5661% 7/25/37 (c)(i)	1,456,635	691,902
Class B1, 1.8461% 7/25/37 (c)(i)	431,657	66,907
Class B2, 2.4961% 7/25/37 (c)(i)	375,825	62,011
Class B3, 3.5961% 7/25/37 (c)(i)	419,991	58,799
Class M1, 0.6161% 7/25/37 (c)(i)	487,489	170,621
Class M2, 0.6561% 7/25/37 (c)(i)	187,496	58,124
Class M3, 0.7361% 7/25/37 (c)(i)	187,496	48,749
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M4, 0.8961% 7/25/37 (c)(i)	$ 536,655	$ 118,064
Class M5, 0.9961% 7/25/37 (c)(i)	474,990	94,998
Class M6, 1.2461% 7/25/37 (c)(i)	598,320	101,714
Series 2007-3:
Class A2, 0.5361% 7/25/37 (c)(i)	613,601	304,040
Class B1, 1.1961% 7/25/37 (c)(i)	365,787	69,902
Class B2, 1.8461% 7/25/37 (c)(i)	952,862	156,555
Class B3, 4.2461% 7/25/37 (c)(i)	487,949	70,753
Class M1, 0.5561% 7/25/37 (c)(i)	321,111	118,265
Class M2, 0.5861% 7/25/37 (c)(i)	340,657	116,164
Class M3, 0.6161% 7/25/37 (c)(i)	557,756	178,482
Class M4, 0.7461% 7/25/37 (c)(i)	874,679	247,796
Class M5, 0.8461% 7/25/37 (c)(i)	439,085	104,722
Class M6, 1.0461% 7/25/37 (c)(i)	331,582	74,540
Series 2007-4A:
Class B1, 2.7961% 9/25/37 (c)(i)	134,395	14,783
Class B2, 3.6961% 9/25/37 (c)(i)	508,101	50,810
Class M1, 1.1961% 9/25/37 (c)(i)	129,193	29,714
Class M2, 1.2961% 9/25/37 (c)(i)	129,193	24,547
Class M4, 1.8461% 9/25/37 (c)(i)	341,624	51,244
Class M5, 1.9961% 9/25/37 (c)(i)	341,624	44,411
Class M6, 2.1961% 9/25/37 (c)(i)	342,491	41,099
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.67% 3/15/19 (c)(i)	524,000	288,200
Class H, 0.88% 3/15/19 (c)(i)	352,000	168,960
Class J, 1.08% 3/15/19 (c)(i)	265,000	113,950
Series 2007-BBA8:
Class D, 0.48% 3/15/22 (c)(i)	271,000	155,992
Class E, 0.53% 3/15/22 (c)(i)	1,409,000	768,292
Class F, 0.58% 3/15/22 (c)(i)	864,000	436,747
Class G, 0.63% 3/15/22 (c)(i)	222,000	105,588
Class H, 0.78% 3/15/22 (c)(i)	271,000	112,679
Class J, 0.93% 3/15/22 (c)(i)	271,000	90,830
sequential payer:
Series 2005-PWR9 Class A2, 4.735% 9/11/42	5,440,000	5,473,292
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,510,000	9,411,860
Series 2007-PW18 Class A2, 5.613% 6/11/50	7,150,000	7,435,730
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,871,212
C-BASS Trust floater Series 2006-SC1 Class A, 0.5161% 5/25/36 (c)(i)	646,895	428,391
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 1,697,876	$ 1,697,147
Class F, 7.734% 1/15/32	920,000	914,100
Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(i)	2,080,000	2,155,633
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5588% 11/15/36 (c)(i)	289,000	190,734
Class H, 0.5988% 11/15/36 (c)(i)	231,000	140,725
Series 2007-C6 Class A2, 5.7002% 12/10/49 (i)	870,000	914,196
Series 2007-FL3A Class A2, 0.37% 4/15/22 (c)(i)	3,890,000	2,680,976
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	8,060,000	7,802,115
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.54% 4/15/17 (c)(i)	618,000	401,700
Class E, 0.6% 4/15/17 (c)(i)	197,000	118,200
Class F, 0.64% 4/15/17 (c)(i)	112,000	59,360
Class G, 0.78% 4/15/17 (c)(i)	112,000	50,400
Class H, 0.85% 4/15/17 (c)(i)	112,000	35,840
Class J, 1.08% 4/15/17 (c)(i)	86,000	21,500
Series 2005-FL11:
Class F, 0.68% 11/15/17 (c)(i)	163,577	127,590
Class G, 0.73% 11/15/17 (c)(i)	113,558	76,084
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	20,000,000	19,911,602
Credit Suisse Commercial Mortgage Trust sequential payer Series 2006-C4 Class A3, 5.467% 9/15/39	3,110,000	2,987,602
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (i)	208,656	214,026
Series 1997-C2 Class D, 7.27% 1/17/35	2,008,914	2,074,955
Series 1998-C1 Class D, 7.17% 5/17/40	833,448	844,017
Series 1999-C1 Class E, 7.8929% 9/15/41 (i)	2,209,707	2,204,336
Series 2003-C3 Class ASP, 1.6919% 5/15/38 (c)(i)(j)	36,024,744	107,084
Series 2004-C1 Class ASP, 0.9528% 1/15/37 (c)(i)(j)	23,591,813	216,044
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 0.38% 2/15/22 (c)(i)	4,655,000	3,025,750
Series 2007-TFL1:
Class C:
0.4% 2/15/22 (c)(i)	1,212,000	666,600
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates floater: - continued
Series 2007-TFL1:
Class C:
0.5% 2/15/22 (c)(i)	$ 433,000	$ 151,550
Class F, 0.55% 2/15/22 (c)(i)	866,000	277,120
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,735,782
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,863,000	8,156,652
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.634% 12/10/41 (i)(j)	3,505,818	32,908
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4181% 11/5/21 (c)(i)	4,685,000	2,611,551
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	3,039,830
Series 2003-C1 Class XP, 2.0344% 7/5/35 (c)(i)(j)	17,236,791	57,686
Series 2006-GG7 Class A4, 5.883% 7/10/38 (i)	7,500,000	7,645,622
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 0.4681% 6/6/20 (c)(i)	545,000	397,850
Class D, 0.5081% 6/6/20 (c)(i)	1,495,000	897,000
Class E, 0.5981% 6/6/20 (c)(i)	2,978,000	1,727,240
Class F, 0.6681% 6/6/20 (c)(i)	543,000	298,650
Series 2007-EOP:
Class D, 0.5981% 3/6/20 (c)(i)	4,485,000	3,901,950
Class H, 0.8781% 3/6/20 (c)(i)	480,000	398,400
Class J, 1.0781% 3/6/20 (c)(i)	690,000	565,800
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	2,663,000	2,739,636
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.8741% 4/15/45 (i)	2,090,000	2,157,668
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.46% 11/15/18 (c)(i)	140,851	83,102
Class E, 0.51% 11/15/18 (c)(i)	211,928	120,799
Class F, 0.56% 11/15/18 (c)(i)	318,218	168,656
Class G, 0.59% 11/15/18 (c)(i)	276,484	141,007
Class H, 0.73% 11/15/18 (c)(i)	211,928	99,606
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	1,047,388	1,047,182
Series 2006-CB14 Class A3B, 5.4791% 12/12/44 (i)	2,375,000	2,448,337
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	4,619,187
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Sequential payer:
Series 2007-LDPX Class A3, 5.412% 1/15/49	$ 7,221,000	$ 6,956,369
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9506% 7/15/44 (i)	19,797,000	19,119,279
Series 1999-C1 Class B, 6.93% 6/15/31	848,045	847,147
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	715,412	725,712
Series 2005-C3 Class A2, 4.553% 7/15/30	2,483,433	2,488,598
Series 2007-C1 Class A4, 5.424% 2/15/40	6,660,000	6,451,395
Series 2007-C2 Class A3, 5.43% 2/15/40	1,320,000	1,270,280
Series 2006-C3 Class A3 5.689% 3/15/32	10,900,000	11,393,845
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	5,900,000	4,838,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.57% 9/15/21 (c)(i)	743,007	523,293
Class G, 0.59% 9/15/21 (c)(i)	1,468,167	925,387
Class H, 0.63% 9/15/21 (c)(i)	378,549	138,094
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,857,159	4,931,755
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,548,351	3,554,554
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-1 CLass A3, 5.4671% 2/12/39 (i)	3,475,000	3,596,210
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	6,350,000	5,821,670
Series 2007-7 Class B, 5.75% 6/12/50	1,365,000	207,268
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 0.43% 7/17/17 (c)(i)	1,710,953	684,381
Series 2007-XLCA Class B, 0.73% 7/17/17 (c)(i)	1,013,536	25,338
Series 2007-XLFA:
Class D, 0.42% 10/15/20 (c)(i)	434,000	99,820
Class E, 0.48% 10/15/20 (c)(i)	542,000	70,460
Class F, 0.53% 10/15/20 (c)(i)	326,000	29,340
Class G, 0.57% 10/15/20 (c)(i)	402,000	28,140
Class H, 0.66% 10/15/20 (c)(i)	253,000	10,120
Class J, 0.81% 10/15/20 (c)(i)	289,000	8,670
Class MHRO, 0.92% 10/15/20 (c)(i)	106,111	13,529
Class NHRO, 1.12% 10/15/20 (c)(i)	164,867	19,372
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	$ 8,435,000	$ 8,554,026
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,390,000	9,235,095
Series 2007-T27 Class A4, 5.6493% 6/11/42 (i)	7,464,000	7,718,419
Series 2006-HQ8 Class A3, 5.438% 3/12/44 (i)	5,075,000	5,243,053
Series 2006-T23 Class A3, 5.8074% 8/12/41 (i)	2,485,000	2,615,951
Series 2007-HQ12 Class A4, 5.6314% 4/12/49 (i)	4,350,000	4,279,352
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	1,965,074
Class B, 5.7311% 4/15/49 (i)	3,845,000	1,159,767
Series 2007-XLC1:
Class C, 0.83% 7/17/17 (c)(i)	1,383,615	34,590
Class D, 0.93% 7/17/17 (c)(i)	650,728	16,268
Class E, 1.03% 7/17/17 (c)(i)	529,307	13,233
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3314% 3/12/35 (c)(i)(j)	23,620,709	297,545
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (c)	4,300,000	4,427,329
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.43% 1/15/18 (c)(i)	829,000	827,341
Series 2006-WL7A:
Class E, 0.5088% 9/15/21 (c)(i)	906,000	448,687
Class F, 0.5688% 8/11/18 (c)(i)	1,220,000	551,356
Class G, 0.5888% 8/11/18 (c)(i)	1,156,000	502,382
Class J, 0.8288% 8/11/18 (c)(i)	257,000	64,505
Series 2007-WHL8:
Class AP1, 0.93% 6/15/20 (c)(i)	57,512	25,880
Class AP2, 1.03% 6/15/20 (c)(i)	99,420	39,768
Class F, 0.71% 6/15/20 (c)(i)	1,931,000	386,200
Class LXR2, 1.03% 6/15/20 (c)(i)	1,315,775	460,521
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,739,762
Series 2007-C32 Class A3, 5.7402% 6/15/49 (i)	5,370,000	5,040,829
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	2,941,844
Series 2007-C31 Class C, 5.6929% 4/15/47 (i)	4,335,000	825,785
Series 2007-C31A Class A2, 5.421% 4/15/47	990,000	1,018,560
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $322,665,218)		307,104,128
Municipal Securities - 0.3%
	Principal Amount	Value
California Gen. Oblig.:
7.5% 4/1/34	$ 4,970,000	$ 5,128,295
7.55% 4/1/39	7,247,000	7,492,456
TOTAL MUNICIPAL SECURITIES (Cost $12,350,857)		12,620,751
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i)	3,361,000	3,371,683
TOTAL PREFERRED SECURITIES (Cost $3,399,511)		3,371,683
Cash Equivalents - 6.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.02%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $295,004,000)	$ 295,004,187	295,004,000
TOTAL INVESTMENT PORTFOLIO - 112.2% (Cost $4,897,436,242)		4,924,250,248
NET OTHER ASSETS - (12.2)%		(535,045,983)
NET ASSETS - 100%		$4,389,204,265
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,800,000) (h)	Sept. 2037	$ 12,571,137	(12,068,291)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $966,000) (h)

	Sept. 2037	$ 3,519,918	$ (3,379,122)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,520,000) (h)	Sept. 2037	10,056,909	(9,654,633)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $581,250) (h)	Sept. 2037	2,095,189	(2,011,382)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,077,000) (h)	Sept. 2037	11,397,831	(10,941,917)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,242,000) (h)	Sept. 2037	3,855,149	(3,700,943)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,691,000) (h)	Sept. 2037	6,369,376	(6,114,601)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)

	August 2034	$ 218,763	$ (163,805)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	262,755	(165,989)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	90,346	(53,123)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	1,270	(1,170)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (g)	Oct. 2034	281,687	(191,540)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	277,070	(261,572)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (g)

	Sept. 2010	$ 3,700,000	$ (12,526)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (g)	March 2013	6,500,000	321,463
TOTAL CREDIT DEFAULT SWAPS		61,197,404	(48,399,151)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	200,000,000	3,508,020
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	40,000,000	984,776
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	40,000,000	507,640
TOTAL INTEREST RATE SWAPS		280,000,000	5,000,436
		$ 341,197,404	$ (43,398,715)
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $353,139,709 or 8.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $45,574,788.

(g) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$295,004,000 due 4/01/10 at 0.02%
BNP Paribas Securities Corp.	$ 17,260,763
Banc of America Securities LLC	25,889,126
Bank of America, NA	8,630,382
Barclays Capital, Inc.	28,048,740
Citigroup Global Markets, Inc.	25,891,145
Deutsche Bank Securities, Inc.	17,260,763
Goldman, Sachs & Co.	25,891,145
Merrill Lynch Government Securities, Inc.	$ 17,260,763
Mizuho Securities USA, Inc.	47,467,099
RBC Capital Markets Corp.	12,945,573
RBS Securities, Inc.	22,717,478
Wachovia Bank NA	34,521,527
Wachovia Capital Markets LLC	11,219,496
$ 295,004,000
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,206,130,852	$ -	$ 1,206,130,852	$ -
U.S. Government and Government Agency Obligations	1,612,604,246	-	1,612,604,246	-
U.S. Government Agency - Mortgage Securities	1,240,342,522	-	1,240,342,522	-
Asset-Backed Securities	137,073,651	-	126,808,806	10,264,845
Collateralized Mortgage Obligations	109,998,415	-	98,046,848	11,951,567
Commercial Mortgage Securities	307,104,128	-	288,805,388	18,298,740
Municipal Securities	12,620,751	-	12,620,751	-
Preferred Securities	3,371,683	-	3,371,683	-
Cash Equivalents	295,004,000	-	295,004,000	-
Total Investments in Securities:	$ 4,924,250,248	$ -	$ 4,883,735,096	$ 40,515,152
Derivative Instruments:
Assets
Swap Agreements	$ 5,321,899	$ -	$ 5,321,899	$ -
Liabilities
Swap Agreements	$ (48,720,614)	$ -	$ (178,515)	$ (48,542,099)
Total Derivative Instruments:	$ (43,398,715)	$ -	$ 5,143,384	$ (48,542,099)
Other Financial Instruments:
Forward Commitments	$ 289,102	$ -	$ 289,102	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 48,484,870
Total Realized Gain (Loss)	(389,989)
Total Unrealized Gain (Loss)	8,282,501
Cost of Purchases	-
Proceeds of Sales	(9,251,311)
Amortization/Accretion	15,244
Transfers in to Level 3	7,947,853
Transfers out of Level 3	(14,574,016)
Ending Balance	$ 40,515,152
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 7,378,770
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (780,282)
Total Unrealized Gain (Loss)	6,965,000
Transfers in to Level 3	(54,932,041)
Transfers out of Level 3	205,224
Ending Balance	$ (48,542,099)
Realized gain (loss) on Swap Agreements for the period	$ (5,346,226)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at March 31, 2010	$ 6,964,025

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of March 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 321,463	$ (48,720,614)
Interest Rate Risk
Swap Agreements (a)	5,000,436	-
Total Value of Derivatives	$ 5,321,899	$ (48,720,614)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $295,004,000) - See accompanying schedule: Unaffiliated issuers (cost $4,897,436,242)		$ 4,924,250,248
Commitment to sell securities on a delayed delivery basis	$ (239,087,324)
Receivable for securities sold on a delayed delivery basis	239,376,426	289,102
Receivable for investments sold, regular delivery		12,646,231
Receivable for swap agreements		7,936
Receivable for fund shares sold		2,869,864
Interest receivable		34,271,224
Unrealized appreciation on swap agreements		5,321,899
Total assets		4,979,656,504

Liabilities
Payable to custodian bank	$ 24,050
Payable for investments purchased Regular delivery	4,870,630
Delayed delivery	536,188,203
Payable for swap agreements	608,136
Payable for fund shares redeemed	20,042
Distributions payable	154
Unrealized depreciation on swap agreements	48,720,614
Other payables and accrued expenses	20,410
Total liabilities		590,452,239

Net Assets		$ 4,389,204,265
Net Assets consist of:
Paid in capital		$ 4,399,592,323
Net unrealized appreciation (depreciation) on investments		(10,388,058)
Net Assets, for 45,366,412 shares outstanding		$ 4,389,204,265
Net Asset Value, offering price and redemption price per share ($4,389,204,265 ÷ 45,366,412 shares)		$ 96.75

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2010

Investment Income
Dividends		$ 106,644
Interest		90,769,850
Total income		90,876,494

Expenses
Custodian fees and expenses	$ 47,795
Independent directors' compensation	7,242
Total expenses before reductions	55,037
Expense reductions	(7,506)	47,531
Net investment income		90,828,963
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,551,818
Swap agreements	(2,092,725)
Total net realized gain (loss)		48,459,093
Change in net unrealized appreciation (depreciation) on: Investment securities	35,477,249
Swap agreements	8,424,543
Delayed delivery commitments	799,391
Total change in net unrealized appreciation (depreciation)		44,701,183
Net gain (loss)		93,160,276
Net increase (decrease) in net assets resulting from operations		$ 183,989,239

See accompanying notes which are an integral part of the financial statements.

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Statement of Changes in Net Assets

	Six months ended March 31, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 90,828,963	$ 195,314,285
Net realized gain (loss)	48,459,093	(100,538,705)
Change in net unrealized appreciation (depreciation)	44,701,183	305,430,405
Net increase (decrease) in net assets resulting from operations	183,989,239	400,205,985
Distributions to partners from net investment income	(86,686,132)	(193,655,125)
Affiliated share transactions Proceeds from sales of shares	230,430,878	590,718,699
Reinvestment of distributions	86,685,188	193,652,876
Cost of shares redeemed	(424,442,838)	(631,126,264)
Net increase (decrease) in net assets resulting from share transactions	(107,326,772)	153,245,311
Total increase (decrease) in net assets	(10,023,665)	359,796,171

Net Assets
Beginning of period	4,399,227,930	4,039,431,759
End of period	$ 4,389,204,265	$ 4,399,227,930
Other Information Shares
Sold	2,399,167	6,556,379
Issued in reinvestment of distributions	901,879	2,211,655
Redeemed	(4,442,219)	(7,247,186)
Net increase (decrease)	(1,141,173)	1,520,848

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2010	2009	2008	2007	2006	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 94.59	$ 89.79	$ 96.86	$ 98.51	$ 98.77	$ 100.00
Income from Investment Operations
Net investment income D	1.979	4.670	5.231	5.447	5.116	3.761
Net realized and unrealized gain (loss)	2.070	4.770	(7.461)	(1.938)	(.783)	(1.387)
Total from investment operations	4.049	9.440	(2.230)	3.509	4.333	2.374
Distributions to partners from net investment income	(1.889)	(4.640)	(4.840)	(5.159)	(4.593)	(3.604)
Net asset value, end of period	$ 96.75	$ 94.59	$ 89.79	$ 96.86	$ 98.51	$ 98.77
Total Return B, C	4.31%	11.07%	(2.44)%	3.63%	4.54%	2.40%
Ratios to Average Net Assets G
Expenses before reductions	-% A, E	.02%	-% E	-% E	.01%	.01% A
Expenses net of fee waivers, if any	-% A, E	.02%	-% E	-% E	.01%	.01% A
Expenses net of all reductions	-% A, E	.02%	-% E	-% E	.01%	.01% A
Net investment income	4.14%A	5.32%	5.51%	5.57%	5.26%	4.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,389,204	$ 4,399,228	$ 4,039,432	$ 5,492,350	$ 5,070,332	$ 3,237,612
Portfolio turnover rate	222% A	177%	229%	247%	199%	110% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period December 17, 2004 (commencement of operations) to September 30, 2005.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended March 31, 2010

1. Organization.

Fidelity Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

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2. Significant Accounting Policies - continued

Security Valuation - continued

March 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 146,019,431
Gross unrealized depreciation	(111,770,847)
Net unrealized appreciation (depreciation)	$ 34,248,584
Tax Cost	$ 4,890,001,664

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3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of

Semiannual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

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4. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the

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Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $61,197,404 representing 1.39% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(48,720,614). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $45,574,788. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $54,697,404, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (5,207,013)	$ 6,858,275
Interest Rate Risk
Swap Agreements	3,114,288	1,566,268
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (2,092,725)	$ 8,424,543

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(2,092,725) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $8,424,543 for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $267,357,764 and $577,709,550, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements - continued

7. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $35,388.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,242.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $264.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of March 31, 2010, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of March 31, 2010, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended September 30, 2009, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2010

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 4, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 4, 2010